Commitments	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments
15.	Commitments

On October 18, 2005, the Company entered into a lease agreement for approximately 40,000 square feet of office and laboratory space located in Cambridge, Massachusetts. The initial term of the lease commenced on September 1, 2006 for the office space and December 1, 2006 for the laboratory space and was to extend until November 30, 2016 with two five-year renewal options. The Company had the right to use and controlled physical access to the leased premises beginning on December 6, 2005. Thus, the effective lease term began on that date. In March 2006, the Company amended (the “First Amendment”) the October 18, 2005 operating lease agreement. The First Amendment provided for 23,199 square feet of additional laboratory space. The Company committed to lease this additional laboratory space through January 2017. In addition, the First Amendment extended the original lease term of the existing space an additional two months through January 2017.

Additionally, the lease, as amended, contains rent escalation, rent holiday, and leasehold improvement incentives. Rent escalation and rent holiday are being accounted for as rent expense under the straight-line method. In connection with the lease, the Company received approximately $6,900 in leasehold improvement incentives from the landlord. These leasehold improvement incentives are being accounted for as a reduction in rent expense ratably over the lease term. The balance from these leasehold improvement incentives is included in current portion of lease incentive obligation and lease incentive obligation, net of current portion in the balance sheets at December 31, 2013 and 2012. Leasehold improvements are amortized using the straight-line method over the estimated useful lives of the assets or the term of the lease, whichever is shorter.

On August 3, 2009, the Company entered into a Second Amendment (the “Amendment”) to the Office and Laboratory Lease Agreement (the “Lease”). Prior to the Amendment of the Lease, which, as amended, expires in January 2017, the Company leased approximately 63,000 square feet of office and laboratory space.

In accordance with the terms of the Amendment, the Company and the landlord agreed that the Company’s occupancy of approximately 18,000 square feet of leased premises (the “Office Premises”) would cease as of June 16, 2009, and that the Company would be liable for rent payments and occupancy costs on the Office Premises through September 30, 2009. In addition, the Company and the Landlord agreed that the Company’s occupancy and liability for rent payments and occupancy costs of approximately 22,000 square feet of leased premises (the “Lab Premises”) would cease as of September 15, 2009.

Under the terms of the Lease, as amended by the Amendment, the Company continues to lease and occupy approximately 23,000 square feet of office and laboratory space with a lease term until January 2017. Under the Amendment, as consideration for the right to cease occupancy of the Office Premises and Lab Premises, the Company paid the Landlord $500 on October 1, 2009 and $1,000 in the year ended December 31, 2010, respectively.

In connection with the Amendment, the Company’s Letter of Credit for the benefit of the Landlord was reduced from $4,000 to $2,500, effective December 1, 2009 and was reduced to $1,800 effective as of December 1, 2010. The certificate of deposit that secures the letter of credit is included in restricted cash on the consolidated balance sheet in the amount of $1,800 for each of the years ended December 31, 2013 and 2012.

In connection with the merger with Neuromed in 2009, the Company assumed a sublease renewal and amendment agreement relating to the Company’s office and laboratory facility in Vancouver, British Columbia, Canada. Under the terms of this sublease the Company leased approximately 24,600 square feet of office and laboratory space, which was reduced to approximately 12,000 square feet. The Company renewed the sublease on December 14, 2011 through December 31, 2012. On February 9, 2012, the Company terminated the sublease, effective August 9, 2012.

The Company also leases certain office equipment under various operating leases. Total rent expense was $1,082, $1,322 and $1,486 for the years ended December 31, 2013, 2012 and 2011, respectively.

Future minimum lease payments under noncancelable operating leases at December 31, 2013 are as follows:

2014	$1,229
2015	1,230
2016	1,230
2017	102
2018	—
Thereafter	—

Total	$3,791

On May 31, 2011 the Company entered into a capital lease for certain information technology equipment. At December 31, 2013 and 2012, $159 was recorded in equipment, and $142 and $89 was recorded in accumulated depreciation, respectively, related to this capital lease. A liability of $14 and $68 was recorded in accrued expenses and other current liabilities and other long-term liabilities at December 31, 2013 and 2012, respectively. Future minimum payments are as follows:

2014	$14
Total	14
Less interest	—

Capital lease obligation	$14